Income Taxes - Components of Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Deferred expense
Federal	$ 0	$ 397	$ 1,072		$ (1,072)	$ 0	$ 3,459
Income tax expense (benefit)	$ 0	$ 397	$ 1,072	$ (273)	$ (1,072)	$ 0	$ 3,459